Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015
Equity
Share capital, shares outstanding (in shares)	105,948,238	34,535,127
Share capital, shares issued (in shares)	105,948,238	34,535,127
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05